Taxes (Details) - Schedule of Income Tax Provision - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Deferred:
Deferrd income taxe
Total provision for income taxes
Hong Kong [Member]
Current:
Current income tax
Deferred:
Deferrd income taxe
Total provision for income taxes